Dividends	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Dividends
18    Dividends

	Year ended 30 June 2022		Year ended 30 June 2021		Year ended 30 June 2020
	Per share	Total	Per share	Total	Per share	Total
	US cents	US$M	US cents	US$M	US cents	US$M
Dividends paid during the period 1
Prior year final dividend	200	10,119	55	2,779	78	3,946
Interim dividend	150	7,601	101	5,115	65	3,288

	350	17,720	156	7,894	143	7,234

1
5.5 per cent dividend on 50,000 preference shares of £1 each determined and paid for financial
years 2021 and 2020. No dividend paid for the financial year 2022. These preference shares were cancelled on 31 January 2022.

Dividends paid during the period differs from the amount of dividends paid in the Consolidated Cash Flow Statement as a result of foreign exchange gains and losses relating to the timing of equity distributions between the record date and the payment date. Additional derivative proceeds of
US$127 million
were received as part of the funding of the interim dividend and is disclosed in Proceeds/(settlements) of cash management related instruments in the Consolidated Cash Flow Statement.
Prior to the corporate structure unification, the Dual Listed Company merger terms required that ordinary shareholders of BHP Group Limited and BHP Group Plc were paid equal cash dividends on a per share basis.
Each American Depositary Share (ADS) represents two ordinary shares of BHP Group Limited. Dividends determined on each ADS represent twice the dividend determined on BHP Group Limited ordinary share.
Dividends are determined after
period-end
and announced with the results for the period. Interim dividends are determined in February and paid in March. Final dividends are determined in August and paid in September. Dividends determined are not recorded as a liability at the end of the period to which they relate. Subsequent to year-end,
on 16 August 2022, BHP Group Limited determined a final dividend of 175 US cents per share (US$8,857 million), which will be paid on
22
 September 2022 (30 June 2021: final dividend of 200 US cents per share – US$10,114 million; 30 June 2020: final dividend of 55 US cents per share – US$2,782 million).
BHP Group Limited dividends for all periods presented are, or will be, fully franked based on a tax rate of 30 per cent.

	2022	2021	2020
	US$M	US$M	US$M
Franking credits as at 30 June	7,007	14,302	10,980
Franking credits arising from the payment of current tax	2,043	1,799	471

Total franking credits available 1	9,050	16,101	11,451

1	The payment of the final 2022 dividend determined after 30 June 2022 will reduce the franking account balance by US$3,796 million.
In addition to dividends paid, the Group made an in specie dividend to eligible BHP shareholders during the period by distributing the 914,768,948 Woodside shares it received as consideration for the sale of BHP Petroleum. The closing price of Woodside shares on ASX on 31 May 2022 was A$29.76. The implied value of the in specie dividend was therefore A$27.2 billion (US$19.6 billion). At this valuation, the in specie dividend was approximately A$5.38 (US$3.86), with A$2.30 (US$1.66) of franking credits being distributed, per BHP share. Further detail are detailed in note 27 ‘Discontinued operations’.